Stock-Based Compensation (Summary Of Restricted Stock And RSU Activity) (Details) (Restricted Stock Units And RSU, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
May 26, 2013
Restricted Stock Units And RSU
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	0.3
Shares granted (shares)	0.1
Shares vested (shares)	(0.2)
Outstanding end of period (shares)	0.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 39.63
Shares granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 50.23
Shares vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 36.49
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 35.13